Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of key revenue streams

Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising service	843,284	1,160,886	926,296
Paid membership service	320,471	668,507	1,230,804
Content-commerce solutions	135,813	973,986	1,030,184
Vocational training*	7,080	45,823	248,266
Others	45,548	110,122	169,369
Total	1,352,196	2,959,324	3,604,919

*

The Company separately reported the revenue of its vocational training business during the year ended December 31, 2022, which was formerly included in “others,” and for comparison purposes, the revenue of vocational training business and others for years ended December 31, 2020 and 2021 have been retrospectively re-classified.